CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFCIT (unaudited) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Balance, beginning	$ (15,894,000)	$ 14,291,000	$ (24,628,000)	$ (15,894,000)	$ 11,517,000	$ 14,291,000	$ (15,894,000)	$ 14,291,000	$ 14,291,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beneficial conversion feature relating to convertible and promissory notes payable			5,391,000	2,039,000	5,583,000	3,638,000
Exercise of warrants			181,000	5,000
Stock issued for cash			730,000	2,530,000		275,000
Repurchase of common stock						(1,314,000)
Conversion of notes payable to common stock				329,000
Share-based compensation			438,000	536,000	955,000	710,000
Exercise of common stock options				1,000
Foreign currency translation effect			(9,000)	8,000	2,000	14,000	(2,000)	16,000
Net income (loss)			(19,327,000)	(14,153,000)	(47,345,000)	(6,097,000)	(33,480,000)	(53,442,000)
Balance, ending			(37,224,000)	(24,628,000)	(29,288,000)	11,517,000	(37,224,000)	(29,288,000)	(15,894,000)
ASC 842 [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment on adoption	(29,000)			(29,000)
ASU 2016-01 [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment on adoption		41,400,000					41,400,000
Common Stock [Member]
Balance, beginning	$ 36,000	$ 35,000	$ 36,000	$ 36,000	$ 35,000	$ 35,000	$ 36,000	$ 35,000	$ 35,000
Balance, beginning (in shares)	35,558,305	34,885,506	35,947,804	35,558,305	34,910,506	34,885,506	35,558,305	34,885,506	34,885,506
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in Shares)			50,500	500
Stock issued for cash (in shares)			73,090	307,500		25,000
Repurchase of common stock					$ (1,000)
Repurchase of common stock (in shares)					(700,000)
Conversion of notes payable to common stock (in shares)				81,332
Exercise of common stock options (in shares)				167
Exercise of warrants (cashless) (in shares)					8,316
Balance, ending			$ 36,000	$ 36,000	$ 34,000	$ 35,000	$ 36,000	$ 34,000	$ 36,000
Balance, ending (in shares)			36,071,394	35,947,804	34,218,822	34,910,506	36,071,394	34,218,822	35,558,305
Additional Paid-In Capital [Member]
Balance, beginning	$ 140,904,000	$ 113,112,000	$ 146,344,000	$ 140,904,000	$ 117,735,000	$ 113,112,000	$ 140,904,000	$ 113,112,000	$ 113,112,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beneficial conversion feature relating to convertible and promissory notes payable			5,391,000	2,039,000	5,583,000	3,638,000
Exercise of warrants			181,000	5,000
Stock issued for cash			730,000	2,530,000		275,000
Repurchase of common stock					1,000
Conversion of notes payable to common stock				329,000
Share-based compensation			438,000	536,000	955,000	710,000
Exercise of common stock options				1,000
Balance, ending			153,084,000	146,344,000	124,274,000	117,735,000	153,084,000	124,274,000	140,904,000
Accumulated Other Comprehensive Income (Loss) [Member]
Balance, beginning	(69,000)	41,276,000	(62,000)	(69,000)	(72,000)	41,276,000	(69,000)	41,276,000	41,276,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation effect			6,000	7,000	2,000	14,000
Balance, ending			(56,000)	(62,000)	(70,000)	(72,000)	(56,000)	(70,000)	(69,000)
Accumulated Other Comprehensive Income (Loss) [Member] | ASU 2016-01 [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment on adoption						(41,362,000)
Treasure Stock, at cost [Member]
Balance, beginning					(1,314,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock						(1,314,000)
Balance, ending					(1,314,000)	(1,314,000)		(1,314,000)
Accumulated Deficit [Member]
Balance, beginning	(156,668,000)	(140,132,000)	(170,864,000)	(156,668,000)	(104,867,000)	(140,132,000)	(156,668,000)	(140,132,000)	(140,132,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(18,639,000)	(14,167,000)	(47,345,000)	(6,097,000)
Balance, ending			(189,503,000)	(170,864,000)	(152,212,000)	(104,867,000)	(189,503,000)	(152,212,000)	(156,668,000)
Accumulated Deficit [Member] | ASC 842 [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment on adoption				(29,000)
Accumulated Deficit [Member] | ASU 2016-01 [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment on adoption						41,362,000
Total Emmaus Stockholders' Equity / Deficit [Member]
Balance, beginning	(15,797,000)	$ 14,291,000	(24,546,000)	(15,797,000)	11,517,000	14,291,000	(15,797,000)	14,291,000	14,291,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beneficial conversion feature relating to convertible and promissory notes payable			5,391,000	2,039,000	5,583,000	3,638,000
Exercise of warrants			181,000	5,000
Stock issued for cash			730,000	2,530,000		275,000
Repurchase of common stock						(1,314,000)
Conversion of notes payable to common stock				329,000
Share-based compensation			438,000	536,000	955,000	710,000
Exercise of common stock options				1,000
Foreign currency translation effect			6,000	7,000	2,000	14,000
Net income (loss)			(18,639,000)	(14,167,000)	(47,345,000)	(6,097,000)
Balance, ending			(36,439,000)	(24,546,000)	$ (29,288,000)	$ 11,517,000	(36,439,000)	$ (29,288,000)	(15,797,000)
Total Emmaus Stockholders' Equity / Deficit [Member] | ASC 842 [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment on adoption				(29,000)
Non-controlling Interests [Member]
Balance, beginning	$ (97,000)		(82,000)	(97,000)			(97,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation effect			(15,000)	1,000
Net income (loss)			(688,000)	14,000
Balance, ending			$ (785,000)	$ (82,000)			$ (785,000)		$ (97,000)